CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Commissions	$ 6,376,075	$ 6,154,567
Fees earned from affiliated entities pursuant to research services agreements	1,502,500	2,030,000
Principal transactions	(9,416)	(22,302,729)
Dividends and interest	194,955	1,893,237
Underwriting fees	431,114	102,931
Sales manager fees	733,422	15,616
Other revenues	16,833	23,406
Total revenues	9,245,483	(12,082,972)
Expenses
Compensation and related costs	8,373,668	10,864,185
Clearing charges	1,299,313	1,312,578
General and administrative	1,223,023	1,330,831
Occupancy and equipment	756,974	805,266
Total expenses	11,652,978	14,312,860
Loss before income tax benefit	(2,407,495)	(26,395,832)
Income tax benefit	(500,903)	(6,102,929)
Net loss	$ (1,906,592)	$ (20,292,903)
Net loss per share
Basic (in dollars per share)	$ (0.03)	$ (0.37)
Diluted (in dollars per share)	$ (0.03)	$ (0.37)
Weighted average shares outstanding:
Basic (in shares)	55,733,800	54,542,617
Diluted (in shares)	55,733,800	54,542,617
Actual shares outstanding (in shares)	60,009,005	54,859,005